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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    ABANCO Investments, Ltd.
Address: P.O. Box 4098
         Middletown, RI  02842

Form 13F File Number: 28-06287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard E. Carlson
Title:   Secretary & Treasurer
Phone:   (302) 234-5750

Signature, Place, and Date of Signing:

         /s/  Brandywine Managers
              LLC, General Partner
              By:  Richard E. Carlson  Hockessin, DE   5/11/01

         ____________________________  _____________   _________
              [Signature]              [City, State]    [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-0030                  John W. Bristol & Co., Inc.
         28-4558                  Parametric Portfolio Assoc.
         28-2635                  Gardner Russo & Gardner
         28-2688                  Nevis Capital Management



































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     14

Form 13F Information Table Value Total:     33,294
                                            [in thousands]


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                                         March 31, 2001

COLUMN 1                 COLUMN2     COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6      COLUMN 7        COLUMN 8

                         TITLE                    VALUE               SH/ PUT    INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP        (X1000)    SHARES   PRN CALL   DISCRETION    MGRS      SOLE    SHARED    NONE
--------------           --------    -----        -------    ------   --------   ----------    -----     ----------------------
AMERICAN INTL. GROUP   Common        02687410        4,830     60,000 SH         Sole          None          60,000
AUTOMATIC DATA
  PROCESSING, INC.     Common        05301510        2,175     40,000 SH         Sole          None          40,000
BRISTOL-MYERS
  SQUIBB CO.           Common        11012210        1,645     27,700 SH         Sole          None          27,700
CISCO SYSTEMS          Common        17275R10        1,739    110,000 SH         Sole          None         110,000
FANNIE MAE COM STK     Common        31358610        2,133     26,792 SH         Sole          None          26,792
GENERAL ELEC CO        Common        36960410        1,674     40,000 SH         Sole          None          40,000
HOME DEPOT, INC.       Common        43707610        2,586     60,000 SH         Sole          None          60,000
INTEL CORP.            Common        45814010        2,105     80,000 SH         Sole          None          80,000
JOHNSON & JOHNSON      Common        47816010        1,916     21,900 SH         Sole          None          21,900
MERCK & CO., INC.      Common        58933110        2,163     28,500 SH         Sole          None          28,500
MICROSOFT CORP.        Common        59491810        4,049     74,032 SH         Sole          None          74,032
PFIZER, INC.           Common        71708110        3,276     80,000 SH         Sole          None          80,000
SYSCO CORP.            Common        87182910        1,379     52,000 SH         Sole          None          52,000
TARGET CORP            Common        87612E10        1,624     45,000 SH         Sole          None          45,000

                                                    ------    -------                                       -------
                                                    33,294    745,924                                       753,622
                                                    ======    =======                                       =======





















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